Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of fair value measurements of financial instruments
		Fair value measurement or disclosure at December 31, 2017 using
	Total fair value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value disclosure
Long-term time deposits	44,322	—	44,322	—
Loans and advances, net – non-current	390,171	—	390,171	—
Long-term payable to institutional funding partners and online investors	383,043	—	383,043	—

Fair value measurements
Recurring
Recurring short-term investments Available-for-sale debt securities	8,500	—	8,500	—

			Fair value measurement or disclosure at December 31, 2018 using
	Total fair value at December 31, 2018		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
Fair value disclosure
Loans and advances, net – non-current	421,564	61,314	—	421,564	—
Long-term payable to institutional funding partners and online investors	419,039	60,947	—	419,039	—

Fair value measurements
Recurring
Recurring short-term investments Available-for-sale debt securities	4,100	596	—	4,100	—

Schedule of estimated useful lives of assets
Category:	Estimated Useful Life	Estimated Residual Value
Computer and electronic equipment	3~5 years	5%
Office furniture and equipment	3~5 years	5%
Vehicles	3~4 years	5%
Software	3~10 years	0%
Leasehold improvement	Lessor of useful life or lease term	0%

Schedule of other revenues in consolidated statements of comprehensive income
	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Late payment penalties and loan collection fees	158,154	218,675	113,313	16,481
Others	46,799	86,362	76,399	11,111
Total	204,953	305,037	189,712	27,592